Revenue Recognition - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 230,983	$ 182,645	$ 624,401	$ 528,137	$ 707,913	$ 606,375
Compression Operations
Disaggregation of Revenue [Line Items]
Total revenues	186,673	163,662	545,989	483,965	654,957	583,070
Other Services
Disaggregation of Revenue [Line Items]
Total revenues	44,310	18,983	78,412	44,172	52,956	23,305
Total services provided over time
Disaggregation of Revenue [Line Items]
Total revenues	226,227	179,050	609,119	517,187	693,501	591,846
Total services provided over time | Compression Operations
Disaggregation of Revenue [Line Items]
Total revenues	184,959	162,063	539,576	477,430	646,281	573,073
Total services provided over time | Other Services
Disaggregation of Revenue [Line Items]
Total revenues	41,268	16,987	69,543	39,757	47,220	18,773
Total services provided or goods transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenues	4,756	3,595	15,282	10,950	14,412	14,529
Total services provided or goods transferred at a point in time | Compression Operations
Disaggregation of Revenue [Line Items]
Total revenues	1,714	1,599	6,413	6,535	8,663	9,997
Total services provided or goods transferred at a point in time | Other Services
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,042	$ 1,996	$ 8,869	$ 4,415	$ 5,749	$ 4,532